Prepaid Expenses (Tables)	12 Months Ended
Sep. 30, 2023
Prepaid Expenses [Abstract]
Schedule of Prepaid Expenses	Prepaid expenses consist of the following:
	September 30, 2023	September 30, 2022
	US$	US$
Prepaid tuition fees to Miami University	258,248	-
Prepaid fees to Renda for Beijing office expenses	1,073,429	769,717
Prepaid fees to Beijing University Graduate School of Education	621,420	-
Prepaid insurance	106,067	70,517
Security deposit	104,713	-
Other prepaid expenses	162,308	106,065
Total	2,326,185	946,299